                                                       1933 Act File No. 2-91776
                                                      1940 Act File No. 811-3984

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X

      Pre-Effective Amendment No.       ..............................

      Post-Effective Amendment No.   44  ............................. X_

                                                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         _ X

      Amendment No.   39   ...........................................   _X

                      FEDERATED INTERNATIONAL SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  x  immediately upon filing pursuant to paragraph (b)
    on _________________ pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) (i)
    on _______________, pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated International Bond Fund

A Portfolio of Federated International Series, Inc.

PROSPECTUS

January 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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A mutual fund seeking to obtain a total return on its assets by investing primarily in fixed-income securities of foreign governments and their agencies or foreign corporations.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 16

How is the Fund Sold? 24

How to Purchase Shares 25

How to Redeem and Exchange Shares 27

Account and Share Information 32

Who Manages the Fund? 35

Legal Proceedings 36

Financial Information 37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to obtain a total return on its assets. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in non-dollar denominated, investment-grade, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein. The Fund will endeavor to maintain a dollar-weighted average credit rating of its portfolio securities of A. The Fund invests primarily in developed market countries.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

The primary factors that may reduce the Fund's returns include:

  fluctuations in the exchange rate between the U.S. dollar and foreign currencies;

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  a general rise in interest rates in a foreign market in which the Fund has invested. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations;

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  default in the timely payment of interest or principal by issuers of securities held by the Fund; and

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  changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may increase taxable distributions to shareholders and may involve other risks described in this prospectus, such as bond market, credit, liquidity and leverage risks.

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The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 12.44% (quarter ended June 30, 2002). Its lowest quarterly return was (5.19)% (quarter ended March 31, 1997).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B, and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the J.P. Morgan Global Government Bond non U.S. Index (JPMGXUS), a broad-based market index. The JPMGXUS is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2004)

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Share Class	1 Year	5 Years	10 Years
Class A:
Return Before Taxes	 6.67%	7.80%	6.17%
Return After Taxes on Distributions 1	 4.57%	6.47%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 4.31%	5.91%	4.08%
Class B:
Return Before Taxes	 5.43%	7.73%	6.05%
Class C:
Return Before Taxes	 8.76%	7.78%	5.78%
JPMGXUS	12.04%	8.82%	7.59%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B, and Class C Shares.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25% [3]	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses [4]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.68%	2.18% [5]	2.18%

1 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
Total Waivers of Fund Expenses	0.78%	0.56%	0.56%
Total Actual Annual Fund Operating Expenses (after waivers)	0.90%	1.62%	1.62%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.22% for the fiscal year ended November 30, 2004.
3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.03% for the fiscal year ended November 30, 2004.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.40% for the fiscal year ended November 30, 2004.
5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$613	$ 956	$1,321	$2,348
Expenses assuming no redemption	$613	$ 956	$1,321	$2,348
Class B:
Expenses assuming redemption	$771	$1,082	$1,370	$2,387
Expenses assuming no redemption	$221	$ 682	$1,170	$2,387
Class C:
Expenses assuming redemption	$419	$ 775	$1,258	$2,588
Expenses assuming no redemption	$319	$ 775	$1,258	$2,588
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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing primarily in an unhedged portfolio of non-dollar denominated, investment-grade, foreign fixed-income securities. Foreign fixed-income securities are debt securities issued by foreign governments or corporations. Historically, the performance of non-dollar denominated, investment grade foreign debt securities has had a low correlation to the performance of comparable quality domestic debt securities.

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The fixed-income securities in which the Fund invests will be of investment-grade credit quality (at the time of purchase). The Fund will endeavor to maintain a dollar-weighted average portfolio credit rating of A- or better.

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The Fund's investment adviser (Adviser) expects that the Fund's portfolio will consist primarily of government securities of developed market countries and debt securities of corporations in developed market countries. Developed markets include, for example, certain of the countries that are members of the Organization for Economic Cooperation and Development (OECD). The OECD is an organization of member countries, which share the principles of the market economy and pluralist democracy. The countries included in the J.P. Morgan Government Bond Index (JPMGXUS) are developed markets. The Adviser expects that, normally, the Fund's portfolio securities will be denominated in foreign currencies; although the Fund is permitted to invest in debt securities denominated in either foreign currency or in U.S. dollars. The Adviser will not attempt to fully insulate the Fund's investment returns from the influence of currency fluctuations on the value of portfolio securities denominated in foreign currencies (i.e., will not attempt to "fully hedge" the Fund's entire portfolio of investments into U.S. dollars). However, from time to time, the Adviser may use derivatives to limit the negative effect on the Fund's investment returns that may result from anticipated changes in the relative values of selected currencies in the portfolio ("Selected Portfolio Currencies"). This strategy is designed to limit the downside risk to the Fund from fluctuations in the value of the Selected Portfolio Currencies, without completely removing the influence of currency fluctuations on investment returns. There is no guarantee that this strategy will work as intended.

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The Adviser actively manages the Fund's portfolio seeking to outperform the JPMGXUS. The Adviser's investment process is primarily concerned with selecting the currencies and countries in which portfolio securities are purchased and placement of those securities along the yield curves in their respective markets. Since the Fund invests in securities with relatively low credit risk, currency risks and bond market risks will be the primary determinants of the Fund's investment performance versus the JPMGXUS instead of credit risks. The prices of investment-grade, developed-market bonds will decline or rise more due to a rise or fall in market interest rates than due to deterioration or improvement in the issuer's credit quality. Similarly, currency gains and losses occur regardless of whether issuer credit quality changes. Under normal market conditions, the amount of the Fund's total assets invested in any one country (includes foreign government/agency and corporate debt) will be limited to the greater of 30% or the percentage of the value of the JPMGXUS represented by that country (determined at the time of purchase). Additionally, under normal market conditions, the Fund's dollar-weighted average duration will remain within a range of +/-25% of the duration of the JPMGXUS. Duration measures the price sensitivity of a fixed-income security to changes in market interest rates.

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The Adviser selects securities by, first, formulating its outlook for foreign exchange and interest rates in each developed market currency and country around the world. This outlook is based upon an analysis of a country's or region's general economic and financial condition. The Adviser attempts to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, and sound budget policy. The Adviser also considers how developments in other countries in the region or the world might affect these factors. The Adviser then analyzes the issuers of available securities in selected countries.

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The Adviser may invest in derivative contracts to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Fund may purchase currency forwards to gain exposure to a particular currency or in lieu of purchasing securities directly. Second, the Fund may purchase currency options to adjust its exposure to various currencies in the portfolio. Third, the Adviser may buy (or sell) futures contracts to increase (or decrease) the Fund's average portfolio duration within the range described above (i.e., 25% of JPMGXUS). Fourth, to protect the Fund against circumstances that could cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. This strategy could be used, for example, when the Adviser has a favorable long-term outlook regarding the value of a foreign government debt security owned by the Fund, but is concerned about the short-term volatility in the price of that security due to local political or geo-political events. Fifth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Sixth, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset or instrument without actually buying or selling the asset or instrument. Seventh, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the foreign (non-U.S. dollar) investment-grade, fixed-income asset class. Finally, the Adviser may use derivatives to obtain exposure to a foreign issuer that does not have publicly traded debt. There is no guarantee that any investment strategy that involves the use of derivatives will work as intended.

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Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Foreign Government Securities

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Foreign government securities generally consist of fixed-income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

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Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental instrumentalities, including quasi -governmental agencies.

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Foreign Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to bond market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures, and currency forward contracts.

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FORWARD CONTRACTS

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Forward currency contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including currencies, financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

SPECIAL TRANSACTIONS

Hybrid Instruments

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Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates, or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks ..

Credit Linked Notes

A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more Nationally Recognized Service Rating Organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

EURO RISKS

The Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

BOND MARKET RISKS

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Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

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CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. The Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Some countries are less well developed, overly reliant on particular industries, and more vulnerable to the cyclical nature of international trade. Some countries have histories of hyperinflation and currency devaluations versus the dollar (which may adversely affect returns to U.S. investors) and may be overly dependent on foreign capital.

LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as bond market, credit, liquidity and leverage risks.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

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The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21), and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs, or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases (Effective through February 28, 2005)

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  combining concurrent purchases of and/or current investments in Class A Shares, as applicable, of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same Class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

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Concurrent and Accumulated Purchases (Effective March 1, 2005)

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. ( Call your investment professional or the Fund for more information .) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;

  with reinvested dividends or capital gains;

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  as a shareholder who originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

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  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only); or

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  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

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  pursuant to the exchange privilege.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and

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  Shares held the longest. ( To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

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  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986. ( The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account.);

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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 -1/2;

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  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

  purchased through an investment professional that did not receive an advance commission on the purchase;

  purchased with reinvested dividends or capital gains;

  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;

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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period. ( The holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.);

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Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

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The Fund offers three Share classes: Class A, Class B, and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors who wish to spread their investments beyond the United States and are prepared to accept the particular risks associated with these investments, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class A, Class B, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated , for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and

  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCH ANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or

  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Broo ks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed or exchanged;

  signatures of all shareholders exactly as registered; and

  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature G uarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days;

  a redemption is payable to someone other than the shareholder(s) of record; or

  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or

  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PR OCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;

  during periods of market volatility; or

  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;

  meet any minimum initial investment requirements; and

  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGR AM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;

  you reinvest all dividends and capital gains distributions; and

  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Informatio n

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAIN S

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, nonretirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of ti me the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIE S

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

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The Fund's Board has approved policies and procedures intended to disc ourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for market-trading strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify potential market timing or other disruptive trading activity. Where it is determined that a shareholder has exceeded specified limits on the amount and frequency of trades into and out of the Fund, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, particularly where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by credit quality and geographic region.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Robert M. Kowit

Robert M. Kowit has been the Fund's Portfolio Manager since December 1995. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit was named a Senior Vice President of the Fund's Adviser in July 2001. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Ihab Salib

Ihab Salib has been a Portfolio Manager of the Fund since July 2002. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser. He has served as a portfolio manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedi ngs

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro, Morin, & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or oth er adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.76	$10.06	$ 8.97		$8.63	$9.68
Income From Investment Operation:
Net investment income	0.27 [1]	0.31 [1]	0.30	[1,2]	0.34 [1]	0.43 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.36	1.93	0.79	[2]	--	(1.30)
TOTAL FROM INVESTMENT OPERATIONS	1.63	2.24	1.09		0.34	(0.87)
Less Distributions:
Distributions from net investment income	(0.76)	(0.54)	--		--	(0.02)
Distribution from paid-in capital [3]	--	--	--		--	(0.16)
TOTAL FROM DISTRIBUTIONS	(0.76)	(0.54)	--		--	(0.18)
Net Asset Value, End of Period	$12.63	$11.76	$10.06		$8.97	$8.63
Total Return [4]	14.59%	23.25%	12.15%		3.94%	(9.15)%

Ratios to Average Net Assets:
Expenses	0.90%	1.25%	1.73%		1.58%	1.55%
Net investment income	2.36%	2.80%	3.27	% [2]	3.85%	4.68%
Expense waiver/reimbursement [5]	0.78%	0.64%	0.55%		0.38%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,956	$88,753	$33,663		$63,587	$72,867
Portfolio turnover	80%	126%	208%		436%	116%

1 Based on average of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge.

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.51	$ 9.86	$8.86		$8.58	$9.66
Income From Investment Operations:
Net investment income	0.19 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.32	1.90	0.76	[2]	--	(1.29)
TOTAL FROM INVESTMENT OPERATIONS	1.51	2.13	1.00		0.28	(0.94)
Less Distributions:
Distributions from net investment income	(0.70)	(0.48)	--		--	(0.01)
Distribution from paid-in capital [3]	--	--	--		--	(0.13)
TOTAL FROM DISTRIBUTIONS	(0.70)	(0.48)	--		--	(0.14)
Net Asset Value, End of Period	$12.32	$11.51	$9.86		$8.86	$8.58
Total Return [4]	13.80%	22.43%	11.29%		3.26%	(9.84)%

Ratios to Average Net Assets:
Expenses	1.62%	1.97%	2.45%		2.30%	2.27%
Net investment income	1.64%	2.09%	2.58	% [2]	3.14%	3.90%
Expense waiver/reimbursement [5]	0.56%	0.42%	0.33%		0.16%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$17,727	$16,051	$9,433		$6,952	$7,678
Portfolio turnover	80%	126%	208%		436%	116%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge.

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.50	$ 9.86	$8.86		$8.58	$9.67
Income From Investment Operations:
Net investment income	0.18 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.32	1.90	0.76	[2]	--	(1.29)
TOTAL FROM INVESTMENT OPERATIONS	1.50	2.13	1.00		0.28	(0.94)
Less Distributions:
Distributions from net investment income	(0.71)	(0.49)	--		--	(0.02)
Distribution from paid-in capital [3]	--	--	--		--	(0.13)
TOTAL FROM DISTRIBUTIONS	(0.71)	(0.49)	--		--	(0.15)
Net Asset Value, End of Period	$12.29	$11.50	$9.86		$8.86	$8.58
Total Return [4]	13.74%	22.51%	11.29%		3.26%	(9.91)%

Ratios to Average Net Assets:
Expenses	1.62%	1.97%	2.45%		2.30%	2.27%
Net investment income	1.64%	2.10%	2.57	% [2]	3.14%	3.91%
Expense waiver/reimbursement [5]	0.56%	0.42%	0.33%		0.16%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$36,885	$23,051	$5,841		$2,675	$2,720
Portfolio turnover	80%	126%	208%		436%	116%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated January 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-3984

Federated
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

G00494-02-ABC (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated International Bond Fund
A Portfolio of Federated International Series, Inc.
Statement of additional Information

January 31, 2005

                                 Class A Shares
                                 Class B shares
                                 Class C shares

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated International Bond Fund
(Fund), dated January 31, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

              Appendix
              29

1

How is the Fund Organized?

The Fund is a non-diversified portfolio of Federated International Series, Inc. (Corporation). The Corporation is an
open-end, management investment company that was established under the laws of the State of Maryland on March 9, 1984. The
Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from International Series, Inc. to Federated International Series, Inc. on January 19, 2000. On September
18, 2000, the Fund changed its name from Federated International Income Fund to Federated International Bond Fund.

The Board of Directors (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares).
This SAI relates to all classes of Shares. The Fund's investment adviser is
Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Non-Principal Investment Strategy
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The Fund may invest in non-U.S. dollar denominated debt issued by corporations domiciled in the United States.

While the Fund does not intend to hedge its entire foreign currency exposure into U.S. dollars, it reserves the right to hedge any portion of its portfolio in the future. Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the
Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.
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Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money, bond and foreign exchange markets, the size of a particular offering, the maturing of the obligation, and the rating of the issue. Debt securities with longer maturities are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.
  The following describes additional types of fixed income securities in which the Fund invests:  Treasury Securities Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. CMOs are offered in a variety of structures. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Certain CMO structures are among the most volatile investment grade fixed income securities currently traded in the United States.
However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.
  Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayments to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange.
Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to bond market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

  The Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures and currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
  The Fund may buy/sell the following types of options:
Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the
following ways: |X| Buy call options on foreign currencies, foreign currency
futures, portfolio securities and securities indices in
     anticipation of an increase in the value of the underlying asset or instrument
Put Options
A put option gives the holder the right to sell the underlying asset to the
writer of the option. The Fund may use put options in the following ways: |X|
Buy put options on foreign currencies, foreign currency futures, portfolio securities and securities indices in
     anticipation of a decrease in the value of the underlying asset. The Fund may also buy options, as needed, to close out existing option positions.

Forward Contracts
The Fund may enter into foreign forward currency contracts to acquire exposure to a specific currency, as a substitute for buying or selling securities or to settle transactions in non-U.S. dollar dominated securities. A foreign forward currency contract is an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Purchased contracts are used to acquire exposure to foreign currencies while contracts to sell are used to hedge the
Fund's securities against currency fluctuations. The cost to the Fund of engaging in foreign forward currency transactions depends on such factors as the currency involved, the size of the contract, the length of the contract and the prevailing market conditions. Foreign forward currency contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive
(or pay) only the amount by which its payment under the contract is less than
(or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include: Interest Rate Swaps Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London
Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
Currency Swaps
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well. Credit Default Swaps A credit default swap is an agreement between two parties (the "Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection
Seller"), provided that no designated event of default (an "Event of Default")
occurs on an underlying bond (the "Reference Bond") has occurred. If an Event of
Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the
Reference Bond or another similar bond issued by the issuer of the Reference
Bond (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as
Protection Buyer) or to generate additional income (as Protection Seller). If the Fund is a Protection Buyer and no Event of Default occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the Fund
(as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the
Reference Bond may have little or no value. If the Fund is the Protection Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund
(as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A
CDS may involve greater risks than if the Fund invested directly in the
Reference Bond. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Bond and the Counterparty to the
CDS.

Caps And Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when-issued transactions create market risks for the Fund. When-issued transactions also involve credit risks in the event of a counterparty default.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a bond or a portfolio of bonds. The purchaser of the CLN (the "Note
Purchaser") invests a par amount and receives a payment during the term of the
CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference
Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a
"Restructuring Event") or (ii) the value of the Reference Bond or some other settlement amount agreed to in advance by the Note Issuer and the Note
Purchaser, if an Event of Default or a Restructuring Event has occurred.
Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event. Typically, the Reference Bond is a
corporate bond, however, any type of fixed income security could be used as the
Reference Bond.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Call Risks
|X|  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
|X|  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
|X|  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.
     Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
     Infrequent trading may also lead to greater price volatility.
|X|  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Fundamental INVESTMENT Objective
The investment objective of the Fund is to obtain a total return on its assets.
The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by a "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Convertible Securities
The Fund may invest in convertible securities.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the
Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. For the fiscal years ended November 30, 2004 and
2003, the portfolio turnover rates were 80% and 126%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of
Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

 FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                               Dealer Reallowance
                               as a Percentage of
Purchase Amount                                    Public Offering Price
Less than $100,000                                 4.00%
$100,000 but less than $250,000                    3.25%
$250,000 but less than $500,000                    2.25%
$500,000 but less than $1 million                  1.80%
$1 million or greater                              0.00%

Class C Shares
------------------------------------------------------------------------------------------------------------------------------
                                                  Dealer Reallowance
                                                  as a Percentage of
                              Public Offering Price
All Purchase Amounts                              1.00%

ADVANCE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                           Advance Commission
                                           as a Percentage of
Purchase Amount                            Public Offering Price
First $1 million - $5 million              0.75%
Next $5 million - $20 million              0.50%
Over $20 million                           0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                                        Advance Commission
                                                                        as a Percentage of
Class B Shares                                                          Public Offering Price
All Purchase Amounts                                                    Up to 5.50%
                                                                        Advance Commission
                                                                        as a Percentage of
Class C Shares                                                          Public Offering Price
All Purchase Amounts                                                    1.00%

RULE 12B-1 PLAN (Class A Shares, Class B Shares and class c shares)
------------------------------------------------------------------------------------------------------------------------------
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service
Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class
B Shares and Class C Shares of the Fund and the amount retained by the
Distributor for the last three fiscal years ended November 30, 2004:

                               2004                                 2003                                  2002
                Total Sales                          Total Sales                           Total Sales        Amount Retained
                Charges          Amount Retained     Charges           Amount Retained     Charges
Class A Shares
              ----------------             $28,646          $416,258             $39,631                 $0                $0
                      $282,934
Class B
Shares        ----------------                   0            81,801                   0            207,585            92,590
                        15,204
                --------------------------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------------------------------------
Class C Shares
              ----------------               3,049            84,406               9,170             70,518            35,698
                       134,583

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another
Federated fund.

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after
July 30, 2001, Shares acquired through an exchange may not be exchanged again (a
"Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. A shareholder who needs to effect a Subsequent Exchange to avoid unreasonable hardship during the 15-day period should contact the Fund's Distributor. The Distributor may, in its sole discretion, permit the Subsequent Exchange if the Distributor finds that the Subsequent Exchange will not harm the Fund or its shareholders and that the requesting shareholder has not engaged in what the Distributor considers to be a pattern of excessive trading. The rights of shareholders to redeem their shares are not affected by this provision.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding
Shares of all series entitled to vote.

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: LaCross & Co., La Crosse, WI, owned approximately 1,289,759 Shares (15.37)%; Citigroup Global Markets, Inc.,
New York, NY, owned approximately 890,773 Shares (10.62)% and MLPF&S,
Jacksonville, FL, owned approximately 721,616 Shares (8.60)%.

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Citigroup Global Markets,
Inc., New York, NY, owned approximately 108,350 Shares (7.79)%; Legg Mason Wood
Walker, Inc., Baltimore, MD, owned approximately 80,010 Shares (5.75)%; MLPF&S,
Jacksonville, FL, owned approximately 78,423 Shares (5.64)% and Edward Jones &
Co., Maryland Hts., MO, owned approximately 78,169 Shares (5.62)%.

As of January 4, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately 867,320 Shares (26.45)% and Citigroup, New York, NY owned approximately 748,432 Shares (22.82)%.

MLPF&S is organized in the state of Delaware and is a subsidiary of Merrill Lynch & Co., Inc.; organized in the state of
Delaware.


Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation
comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January 4, 2005, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class A, Class B and Class C Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ----------------------
------------------------------

Name
Birth Date                                                                          Aggregate           Total Compensation
Address                          Principal Occupation(s) for Past Five Years,       Compensation        From Corporation and
Positions Held with              Other Directorships Held and Previous              From Fund (past     Federated Fund
Corporation                      Position(s)                                        fiscal year)        Complex
Date Service Began                                                                                      (past calendar year)
                                 Principal Occupations: Chairman and Director or                   $0
John F. Donahue*                 Trustee of the Federated Fund Complex; Chairman                        $0
Birth Date: July 28, 1924        and Director, Federated Investors, Inc.
CHAIRMAN AND DIRECTOR
Began serving: March 1984        Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

                                 Principal Occupations: Principal Executive                        $0
J. Christopher Donahue*          Officer and President of the Federated Fund                            $0
Birth Date: April 11, 1949       Complex; Director or Trustee of some of the
PRESIDENT AND DIRECTOR           Funds in the Federated Fund Complex; President,
Began serving: January 2000      Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

                                 Principal Occupations: Director or Trustee of                $580.19
Lawrence D. Ellis, M.D.*         the Federated Fund Complex; Professor of                               $148,500
Birth Date: October 11, 1932     Medicine, University of Pittsburgh; Medical
3471 Fifth Avenue                Director, University of Pittsburgh Medical
Suite 1111                       Center Downtown; Hematologist, Oncologist and
Pittsburgh, PA                   Internist, University of Pittsburgh Medical
DIRECTOR                         Center.
Began serving: August 1987
                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ----------------------
------------------------------

Name
Birth Date                                                                          Aggregate           Total Compensation
Address                          Principal Occupation(s) for Past Five Years,       Compensation        From Corporation and
Positions Held with              Other Directorships Held and Previous              From Fund( (past    Federated Fund
Corporation                      Position(s)                                        fiscal year)        Complex
Date Service Began                                                                                      (past calendar year)
                                 Principal Occupation: Director or Trustee of                 $638.20                 $163,350
Thomas G. Bigley                 the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail              Other Directorships Held: Director, Member of
Pittsburgh, PA                   Executive Committee, Children's Hospital of
DIRECTOR                         Pittsburgh; Director, University of Pittsburgh.
Began serving: November 1994
                                 Previous Position: Senior Partner, Ernst &
                                 Young LLP.

                                 Principal Occupations: Director or Trustee of                $638.20                 $163,350
John T. Conroy, Jr.              the Federated Fund Complex; Chairman of the
Birth Date: June 23, 1937        Board, Investment Properties Corporation;
Investment Properties            Partner or Trustee in private real estate
Corporation                      ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                        Previous Positions: President, Investment
Naples, FL                       Properties Corporation; Senior Vice President,
DIRECTOR                         John R. Wood and Associates, Inc., Realtors;
Began serving: August 1991       President, Naples Property Management, Inc. and
                                 Northgate Village Development Corporation.

                                 Principal Occupation: Director or Trustee of                 $638.20                 $163,350
Nicholas P. Constantakis         the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive              Other Directorships Held: Director and Member
Pittsburgh, PA                   of the Audit Committee, Michael Baker
DIRECTOR                         Corporation (engineering and energy services
Began serving: January 2000      worldwide).

                                 Previous Position: Partner, Anderson Worldwide
                                 SC.

                                 Principal Occupation: Director or Trustee of                 $580.19                 $148,500
John F. Cunningham               the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                Other Directorships Held: Chairman, President
Palm Beach, FL                   and Chief Executive Officer, Cunningham & Co.,
DIRECTOR                         Inc. (strategic business consulting); Trustee
Began serving: January 2000      Associate, Boston College.

                                 Previous Positions: Director, Redgate
                                 Communications and EMC Corporation (computer
                                 storage systems); Chairman of the Board and
                                 Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer,
                                 Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

                                 Principal Occupation: Director or Trustee of                 $580.19                 $148,500
Peter E. Madden                  the Federated Fund Complex; Management
Birth Date: March 16, 1942       Consultant.
One Royal Palm Way
100 Royal Palm Way               Other Directorships Held: Board of Overseers,
Palm Beach, FL                   Babson College.
DIRECTOR
Began serving:  August 1991      Previous Positions: Representative,
                                 Commonwealth of Massachusetts General Court;
                                 President, State Street Bank and Trust Company
                                 and State Street Corporation (retired);
                                 Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust
                                 Corporation; Director, The Boston Stock
                                 Exchange.

                                 Principal Occupations: Director or Trustee of                $638.20                 $163,350
Charles F. Mansfield, Jr.        the Federated Fund Complex; Management
Birth Date: April 10, 1945       Consultant; Executive Vice President, DVC
80 South Road                    Group, Inc. (marketing, communications and
Westhampton Beach, NY            technology) (prior to 9/1/00).
DIRECTOR
Began serving: January 1999      Previous Positions: Chief Executive Officer,
                                 PBTC International Bank; Partner, Arthur Young
                                 & Company (now Ernst & Young LLP); Chief
                                 Financial Officer of Retail Banking Sector,
                                 Chase Manhattan Bank; Senior Vice President,
                                 HSBC Bank USA (formerly, Marine Midland Bank);
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

                                 Principal Occupations: Director or Trustee of                $696.23                 $178,200
John E. Murray, Jr., J.D.,       the Federated Fund Complex; Chancellor and Law
S.J.D.                           Professor, Duquesne University; Partner,
Birth Date: December 20, 1932    Murray, Hogue & Lannis.
Chancellor, Duquesne
University                       Other Directorships Held: Director, Michael
Pittsburgh, PA                   Baker Corp. (engineering, construction,
DIRECTOR                         operations and technical services).
Began serving: February 1995
                                 Previous Positions: President, Duquesne
                                 University; Dean and Professor of Law,
                                 University of Pittsburgh School of Law; Dean
                                 and Professor of Law, Villanova University
                                 School of Law.

                                 Principal Occupations:  Director or Trustee of               $580.19                 $148,500
Marjorie P. Smuts                the Federated Fund Complex; Public
Birth Date: June 21, 1935        Relations/Marketing Consultant/Conference
4905 Bayard Street               Coordinator.
Pittsburgh, PA
DIRECTOR                         Previous Positions: National Spokesperson,
Began serving: March 1984        Aluminum Company of America; television
                                 producer; President, Marj Palmer Assoc.; Owner,
                                 Scandia Bord.

                                 Principal Occupations:  Director or Trustee of               $580.19                 $148,500
John S. Walsh                    the Federated Fund Complex; President and
Birth Date: November 28, 1957    Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive               construction temporary heaters); President and
Valparaiso, IN                   Director, Manufacturers Products, Inc.
DIRECTOR                         (distributor of portable construction heaters);
Began serving: January 1999      President, Portable Heater Parts, a division of
                                 Manufacturers Products, Inc.

                                 Previous Position: Vice President, Walsh &
                                 Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Corporation
------------------------------------------  Principal Occupation(s) and Previous Position(s)
Date Service Began
                                            Principal Occupations: Executive Vice President and Secretary of the Federated
John W. McGonigle                           Fund Complex; Executive Vice President, Secretary and Director, Federated
Birth Date: October 26, 1938                Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: March 1984                   Previous Positions: Trustee, Federated Investment Management Company and
                                            Federated Investment Counseling; Director, Federated Global Investment Management
                                            Corp., Federated Services Company and Federated Securities Corp.

                                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Richard J. Thomas                           Fund Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June 17, 1954
TREASURER                                   Previous Positions: Vice President, Federated Administrative Services; held
Began serving: November 1998                various management positions within Funds Financial Services Division of
                                            Federated Investors, Inc.

                                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Richard B. Fisher                           the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
Birth Date: May 17, 1923                    Federated Securities Corp.
VICE PRESIDENT
Began serving: March 1984                   Previous Positions: President and Director or Trustee of some of the Funds in the
                                            Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                            Director and Chief Executive Officer, Federated Securities Corp.
                                            Principal Occupations: Chief Investment Officer of this Fund and various other
Stephen F. Auth                             Funds in the Federated Fund Complex; Executive Vice President, Federated
Birth Date: September 3, 1956               Investment Counseling, Federated Global Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER                    Equity Management Company of Pennsylvania and Passport Research II, Ltd.
Began serving: January 2003
                                            Previous Positions: Executive Vice President, Federated Investment Management
                                            Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio
                                            Management Services Division; Senior Vice President, Federated Investment
                                            Management Company and Passport Research, Ltd.; Senior Managing Director and
                                            Portfolio Manager, Prudential Investments.

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                            Principal Occupations:  Robert J. Ostrowski has been the Fund's Portfolio Manager
Robert J. Ostrowski                         since (insert date). Mr. Ostrowski joined Federated in 1987 as an Investment
Birth Date: April 26, 1963                  Analyst and became a Portfolio Manager in 1990. He was named Chief Investment
CHIEF INVESTMENT OFFICER                    Officer of taxable fixed income products in 2004 and also serves as a Senior
Began serving: May 2004                     Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S.
                                            in Industrial Administration from Carnegie Mellon University.
                                            ----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                            Uri. D. Landesman is Vice President
of the Corporation. Mr. Landesman joined
Uri D. Landesman                            Federated in February 2003 as a Senior Portfolio Manager and is a Senior Vice
Birth Date: November 23, 1961               President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio
VICE PRESIDENT                              Manager of Arlington Capital Management from July 2001 to February 2003, and as
Began serving: May 2003                     Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A.
                                            Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a
                                            Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College,
                                            Yeshiva University.

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                            Robert M. Kowit is Vice President of the Corporation.  He has been the Fund's
Robert M. Kowit                             Portfolio Manager since December 1995. Mr. Kowit joined Federated in 1995 as a
Birth Date: June 27, 1945                   Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit
VICE PRESIDENT                              served as a Managing Partner of Copernicus Global Asset Management from January
Began serving: November 1999                1995 through October 1995. From 1990 to 1994, he served as Senior Vice
                                            President/Portfolio Manager of International Fixed Income and Foreign Exchange
                                            for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.
-------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Fund.

COMMITTEES of the board
                                                                                                             Meetings Held
Board          Committee                                                                                     During Last
Committee      Members                     Committee Functions                                               Fiscal Year
Executive                                  In between meetings of the full Board, the Executive Committee    Six
               John F. Donahue             generally may exercise all the powers of the full Board in the
               John E. Murray, Jr.,        management and direction of the business and conduct of the
               J.D., S.J.D.                affairs of the Corporation in such manner as the Executive
                                           Committee shall deem to be in the
                                           best interests of the Corporation.
                                           However, the Executive Committee
                                           cannot elect or remove Board members,
                                           increase or decrease the number of
                                           Directors, elect or remove any
                                           Officer, declare dividends, issue
                                           shares or recommend to shareholders
                                           any action requiring shareholder
                                           approval.

Audit                                      The purposes of the Audit Committee are to oversee the            Seven
               Thomas G. Bigley            accounting and financial reporting process of the Fund, the
               John T. Conroy, Jr.         Fund`s internal control over financial reporting, and the
               Nicholas P. Constantakis    quality, integrity and independent audit of the Fund`s
               Charles F. Mansfield, Jr.   financial statements.  The Committee also oversees or assists the Board with the oversight of
                                           compliance with legal requirements
                                           relating to those matters, approves
                                           the engagement and reviews the
                                           qualifications, independence and
                                           performance of the Fund`s independent
                                           registered public accounting firm,
                                           acts as a liaison between the
                                           independent registered public
                                           accounting firm and the Board and
                                           reviews the Fund`s internal audit
                                           function.

Nominating                                                                                                   One
               Thomas G. Bigley            The Nominating Committee, whose members consist of all
               John T. Conroy, Jr.         Independent Directors, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund `s Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Directors, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund`s agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund's address appearing on the back
                                           cover of this Statement of Additional
                                           Information. The recommendation
                                           should include the name and address
                                           of both the shareholder and the
                                           candidate and detailed information
                                           concerning the candidate's
                                           qualifications and experience. In
                                           identifying and evaluating candidates
                                           for consideration, the Committee
                                           shall consider such factors as it
                                           deems appropriate. Those factors will
                                           ordinarily include: integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Director," the existence
                                           of material relationships which may
                                           create the appearance of a lack of
                                           independence, financial or accounting
                                           knowledge and experience, and
                                           dedication and willingness to devote
                                           the time and attention necessary to
                                           fulfill Board responsibilities.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------
                                                                                     Aggregate
                                                                               Dollar Range of
                                               Dollar Range of                 Shares Owned in
Interested                                        Shares Owned             Federated Family of
Board Member Name                                      in Fund            Investment Companies
John F. Donahue                                           None                   Over $100,000
J. Christopher Donahue                         $10,000-$50,000                   Over $100,000
Lawrence D. Ellis, M.D.                                   None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                          None                   Over $100,000
John T. Conroy, Jr.                                       None                   Over $100,000
Nicholas P. Constantakis                                  None                   Over $100,000
John F. Cunningham                                        None                   Over $100,000
Peter E. Madden                                           None                   Over $100,000
Charles F. Mansfield, Jr.                                 None              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                         None                   Over $100,000
Marjorie P. Smuts                                         None                   Over $100,000
John S. Walsh                                             None                   Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the
Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its affiliates as a result of the Adviser's relationship with the
Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them;
and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the
"Products" section of the Federated Investors website at
www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by credit quality and geographic region.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The
Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

---------------------------------------                      2004                         2003                   2002
For the Year Ended November 30
Advisory Fee Earned                                    $1,056,422                     $642,897               $389,180
Advisory Fee Reduction                                    740,516                      355,974                170,656
Advisory Fee Reimbursement                                      2                          258                     59
Administrative Fee                                        186,411                      185,000                185,000
12b-1 Fee:
  Class A Shares                                           28,071             --                    --
  Class B Shares                                          121,395             --                    --
  Class C Shares                                          233,240             --                    --
Shareholder Services Fee:
   Class A Shares                                         233,929             --                    --
   Class B Shares                                          40,465             --                    --
   Class C Shares                                          77,747             --                    --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------------------------------------------------------


How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year, ten-year or Start of
Performance periods ended November 30, 2004.

Yield is given for the 30-day period ended November 30, 2004.

                                 30-Day Period          1 Year         5 Years      10 Years
  Class A Shares
  Total Return
     Before Taxes                                N/A         9.47%          7.38%        6.03%
     After Taxes on                              N/A         7.06%          6.37%        4.24%
     Distributions
     After Taxes on                              N/A         5.99%          5.71%        4.01%
     Distributions and Sale
     of Shares
  Yield                                        1.57%           N/A            N/A          N/A

------------------------------------------------------------------------------------------------------------------------------

                                 30-Day Period          1 Year         5 Years      10 Years
  Class B Shares
  Total Return
     Before Taxes                                N/A         8.30%          7.32%        5.91%
     After Taxes on                              N/A         5.93%          6.38%        4.29%
     Distributions
     After Taxes on
     Distributions and Sale      -------------------         5.24%          5.71%        4.04%
     of Shares                                   N/A
  Yield                                        0.95%           N/A            N/A          N/A

                                 30-Day Period          1 Year         5 Years      10 Years
  Class C Shares
  Total Return
      Before Taxes                               N/A        11.57%          7.38%        5.64%
      After Taxes on                             N/A         9.19%          6.44%        4.05%
      Distributions
      After Taxes on
      Distributions and Sale     -------------------         7.37%          5.76%        3.82%
      of Shares                                  N/A
  Yield                                         0.94           N/A            N/A          N/A

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

J.P. Morgan Global Government Bond non-U.S. Index
J.P. Morgan Global Government Bond non-U.S. Index is a total return, trade-weighted index of over 360 government and high- grade bonds in 121 developed countries.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Salomon Brothers High Grade Bond Index
Salomon Brothers High Grade Bond Index calculates total returns of approximately
775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA, with maturities of 12 years or more; it also includes companies in industry, public utilities, and finance.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers Intermediate Government/Corporate Bond Index
Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Who is Federated Investors, Inc.?


Federated and its subsidiaries are dedicated to providing you with world class investment management. From offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

Federated overview

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and asset allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including, high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax-Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global Equity;
Robert J. Ostowski, CFA for Taxable Fixed Income; Mary Jo Ochson, CFA for Tax
Free Fixed Income; and Deborah A. Cunningham, CFA for Money Market funds.


Financial Information


The Financial Statements for the Fund for the fiscal year ended November 30,
2004, are incorporated herein by reference to the Annual Report to Shareholders of Federated International Bond Fund dated November 30, 2004.


Investment Ratings


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Long-Term Debt Ratings

Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated International Bond Fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600 Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

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Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian
State Street Bank and Trust

Securities Lending Agent
State Street Bank and Trust

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Reed Smith LLP;
Dickstein Shapiro Morin & Oshinsky LLP

Service Providers
Bloomberg
Investor Responsibility Research Center
Wilshire Associates, Inc.

Security Pricing Services
FT Interactive Data
Reuters

Ratings Agencies
S&P

Performance Reporting/Publications
Fidelity-Strategic Adviser
Lipper
Morgan Stanley Capital International, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financical

Other
ICI

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Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated International Equity Fund

A Portfolio of Federated International Series, Inc.

PROSPECTUS

January 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to obtain a total return on its assets by investing primarily in equity securities of companies based outside of the United States.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 14

How is the Fund Sold? 23

How to Purchase Shares 24

How to Redeem and Exchange Shares 26

Account and Share Information 30

Who Manages the Fund? 34

Legal Proceedings 35

Financial Information 36

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

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The Fund's investment adviser (Adviser) uses a "bottom-up" approach to stock selection and selection of industry and country are secondary considerations. The Fund is not limited to investing according to any particular style, size of company or maintaining minimum allocations to any particular region or country. However, the Adviser anticipates that normally the Fund will primarily invest in mid-to-large capitalization companies based outside the United States that have been selected using the growth style of stock selection. The Fund may invest up to 20% of its assets in foreign companies based in emerging markets.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

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  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

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  Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  Liquidity Risks. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.

  Risks Related to Investing for Growth. The growth stocks in which the Fund may invest are typically more volatile than traditional value stocks and may depend more on price changes than dividend returns.

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  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

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
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.

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

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the periods shown in the bar chart, the Fund's Class A Shares highest quarterly return was 55.35% (quarter ended December 31, 1999). Its lowest quarterly return was (21.42)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A , Class B , and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index (MSCI-EAFE GI), a broad based market index. The MSCI-EAFE GI is a subset of the MSCI EAFE Index designed to measure the developed market equity performance, excluding the United States and Canada. The MSCI-EAFE GI measures developed market securities classified as growth by MSCI. Index returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2004)

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	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	 7.79%	(10.36)%	4.50%
Return After Taxes on Distributions [1]	 7.79%	(10.70)%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 5.06%	(8.59)%	3.33%
Class B Shares:
Return Before Taxes	 7.81%	(10.39)%	4.39%
Class C Shares:
Return Before Taxes	11.09%	(10.19)%	4.18%
MSCI-EAFE GI	16.12%	 (6.03)%	3.15%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B and Class C Shares will differ from those shown for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, Class B and Class C Shares.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) [1]	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses [2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses	0.57%	0.57%	0.57%
Total Actual Annual Fund Operating Expenses	1.82%	2.57% [3]	2.57%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.
2 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
3 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$725	$1,091	$1,481	$2,570
Expenses assuming no redemption	$725	$1,091	$1,481	$2,570
Class B:
Expenses assuming redemption	$810	$1,199	$1,565	$2,722
Expenses assuming no redemption	$260	$ 799	$1,365	$2,722
Class C:
Expenses assuming redemption	$458	$ 891	$1,452	$2,976
Expenses assuming no redemption	$358	$ 891	$1,452	$2,976

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

The Adviser actively manages the Fund's portfolio. The Adviser's process for selecting investments is a combination of bottom-up stock selection and top-down analysis. Bottom-up stock selection emphasizes fundamental analysis of companies by skilled portfolio managers while top-down analysis attempts to predict the impact of economic and market cycles.

The Adviser seeks to identify individual companies with the potential for investment return. The investment return could result from the Adviser's view that a company has strong earnings growth potential, that a company is undervalued, or based on generating income or the potential for income. The Fund is not limited to investing according to any particular style, size of company or maintaining minimum allocations to any particular region or country. However, the Adviser anticipates that normally the Fund will primarily invest in mid-to-large capitalization companies based outside the United States that have been selected using the growth style of stock selection.

The Adviser selects stocks by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. Key factors in this analysis are: evaluation of the quality of company management, industry position, financial strength, and expected future growth in earnings or cash flows. Before purchasing a stock, the Adviser weighs appreciation potential against market price to evaluate the stock's potential compared to its current price.

The Adviser attempts to manage the risk of relative underperformance of the stocks of the growth companies it selects in down markets by seeking to purchase growth stocks at reasonable prices. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk. In addition, even if these strategies are successful, the Fund's portfolio is expected to have a relatively high price volatility.

While the Adviser does not take concentrated positions in individual stocks, the Adviser may emphasize business sectors or certain countries in the Fund's portfolio because they exhibit stronger growth potential, or appreciation potential, or both, or the Adviser believes it has greater skill (or fundamental analysis is more effective) in picking stocks in those sectors or countries.

The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific region, country, or market sector, or for other reasons consistent with its investment strategy.

The Fund may not invest more than 20% of its assets in foreign companies based in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.

Because the Fund refers to equity investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity investments.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Securities

Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;

  the principal trading market for its securities is in another country; or

  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. Although it has historically not done so, the Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may also invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline and you could lose money.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the liquidity of the Fund's investments.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

EMERGING MARKETS RISK

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

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The Fund may use the fair value of a security to calculate its NAV when, for example : (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed ; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close ; (3) a portfolio security is not traded in significant volume for a substantial period ; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

FEE WHEN YOU REDEEM OR EXCHANGE (FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004) (FOR CLASS B SHARES AND CLASS C SHARES ON OR AFTER AUGUST 1, 2004)

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For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/ exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended. The redemption/exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

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The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ( expense ratios ), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%
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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases (Effective through February 28, 2005)

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  combining concurrent purchases of and/or current investments in Class A Shares, as applicable, of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same Class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

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Concurrent and Accumulated Purchases (Effective March 1, 2005)

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F , and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F , and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. ( Call your investment professional or the Fund for more information .) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;

  with reinvested dividends or capital gains;

  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only); or

  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

  pursuant to the exchange privilege.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and

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  Shares held the longest. ( To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

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  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

  purchased through an investment professional that did not receive an advance commission on the purchase;

  purchased with reinvested dividends or capital gains;

  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;

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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period. ( The holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.);

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Class B Shares only

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  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

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The Fund offers three Share classes: Class A, Class B, and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors who wish to spread their investments beyond the United States and are prepared to accept the particular risks associated with these investments, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated , for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and

  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and

  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or

  directly from the Fund if you purchased Shares directly from the Fund.

FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the shares are redeemed within 30 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund."

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed or exchanged;

  signatures of all shareholders exactly as registered; and

  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;

  your redemption will be sent to an address of record that was changed within the last 30 days;

  a redemption is payable to someone other than the shareholder(s) of record; or

  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or

  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;

  during periods of market volatility; or

  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;

  meet any minimum initial investment requirements; and

  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. The rights of Shareholders to redeem their Shares are not affected by this provision.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) on Class B Shares

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You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;

  you reinvest all dividends and capital gains distributions; and

  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Class A, B, or C Shares within 30 days of the date of purchase. See "What Do Shares Cost?" The Fund also prohibits exchanges into and out of the Fund within a 15-day period. See "How to Redeem and Exchange Shares--Exchange Privilege." The Fund's fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for market-trading strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify potential market-timing or other disruptive trading activity. Where it is determined that a shareholder has exceeded specified limits on the amount and frequency of trades into and out of the Fund, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, particularly where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is 175 Water Street, New York, NY 10038-4965 and Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Uri D. Landesman

Uri. D. Landesman has been the Fund's Portfolio Manager since March 2003. Mr. Landesman joined Federated in February 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio Manager of Arlington Capital Management from July 2001 to February 2003, and as Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A. Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College, Yeshiva University.

Richard Winkowski

Richard Winkowski has been the Fund's Portfolio Manager since January 2003. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998. He became an Assistant Vice President of the Fund's Adviser in July 1999 and became a Vice President of the Fund's Adviser in July 2000. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$14.51		$12.14		$14.92		$22.14		$29.16
Income From Investment Operations:
Net investment income (loss)	(0.03	) [1]	0.04	[1]	(0.01	) [1]	0.02	[1]	(0.03	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.51		2.33		(2.77)		(5.60)		(3.58)
TOTAL FROM INVESTMENT OPERATIONS	2.47		2.37		(2.78)		(5.58)		(3.61)
Less Distributions:
Distributions from net investment income	(0.01)		--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(1.64)		(3.41)
TOTAL DISTRIBUTIONS	(0.01)		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$16.99		$14.51		$12.14		$14.92		$22.14
Total Return [2]	17.02	% [3]	19.52%		(18.63)%		(27.32)%		(14.69)%

Ratios to Average Net Assets:
Expenses	1.82	% [4]	1.79	% [4]	1.72	% [4]	1.60%		1.54%
Net investment income (loss)	(0.09)%		0.35%		(0.05)%		0.10%		(0.11)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [5]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$219,439		$210,332		$264,843		$349,203		$486,558
Portfolio turnover	74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

The expense ratios are 1.82%, 1.79%, and 1.72% for the years ended November 30, 2004, November 30, 2003, and November 30, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge.

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$13.30		$11.22		$13.89		$20.86		$27.87
Income From Investment Operations:
Net investment loss	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.11	) [1]	(0.22	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.28		2.12		(2.57)		(5.22)		(3.38)
TOTAL FROM INVESTMENT OPERATIONS	2.14		2.08		(2.67)		(5.33)		(3.60)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$15.44		$13.30		$11.22		$13.89		$20.86
Total Return [2]	16.09	% [3]	18.54%		(19.22)%		(27.84)%		(15.41)%

Ratios to Average Net Assets:
Expenses	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%		2.29%
Net investment loss	(0.95)%		(0.40)%		(0.79)%		(0.64)%		(0.85)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,549		$39,772		$41,084		$64,928		$97,339
Portfolio turnover	74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

The expense ratios are 2.57%, 2.54%, and 2.47% for the years ended November 30, 2004, November 30, 2003, and November 30, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment loss ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge.

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$13.12		$11.06		$13.70		$20.59		$27.50
Income From Investment Operations:
Net investment loss	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.10	) [1]	(0.21	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.25		2.10		(2.54)		(5.15)		(3.29)
TOTAL FROM INVESTMENT OPERATIONS	2.12		2.06		(2.64)		(5.25)		(3.50)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$15.24		$13.12		$11.06		$13.70		$20.59
Total Return [2]	16.16	% [3]	18.63%		(19.27)%		(27.81)%		(15.24)%

Ratios to Average Net Assets:
Expenses	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%		2.29%
Net investment loss	(0.98)%		(0.40)%		(0.79)%		(0.64)%		(0.82)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,211		$66,305		$56,214		$67,125		$73,717
Portfolio turnover	74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

The expense ratios are 2.57%, 2.54%, and 2.47% for the years ended November 30, 2004, November 30, 2003, and November 30, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2004, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated January 31, 2005 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3984

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

G00692-02-ABC (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated International Equity Fund
A Portfolio of Federated International Series, Inc.

Statement of additional Information

January 31, 2005

                                 class A Shares
                                 class B shares
                                 class C shares

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated International Equity Fund
(Fund), dated January 31, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

1

How is the Fund Organized?

The Fund is a diversified portfolio of Federated International Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on March 9, 1984. The Corporation
may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from International Series, Inc. to Federated International Series, Inc. on January 19, 2000.

The Board of Directors (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares).
This SAI relates to all classes of Shares. The Fund's investment adviser is
Federated Global Investment Management Corp. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities, in addition to the securities listed in the prospectus, for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing System, and Tennessee
Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady
Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the
IMF has guaranteed the repayment of any Brady Bond.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange.
Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.
  The Fund may trade the following types of futures contracts: foreign currency, financial futures, securities and securities indices.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
  The Fund may buy the following types of options:
Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the
following ways: |X| Buy call options on indices, individual securities, index
futures, currencies (both foreign and
     U.S. dollar) and financial futures in anticipation of an increase in the
     value of the underlying asset or instrument; and |X| Write call options on
     indices, portfolio securities, index futures, currencies (both foreign and
     U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the
writer of the option. The Fund may use put options in the following ways: |X|
Buy put options on indices, individual securities, index futures, currencies
(both foreign and U.S. dollar)
     and financial futures in anticipation of a decrease in the value of the
underlying asset; and |X| Write put options on indices, portfolio securities,
index futures, currencies (both foreign and
     U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive
(or pay) only the amount by which its payment under the contract is less than
(or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:
INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.
For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.
CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
TOTAL RETURN SWAPS
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery securities, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when-issued transactions create market risks for the Fund. When-issued transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Hedging Transactions
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

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Investing In Securities Of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Fund may also invest in exchange-traded funds (ETFs). As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the
Adviser's credit assessment that the security is comparable to investment grade.

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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Emerging Market Risks
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment
magnify the Fund's risk of loss and potential for gain. |X| Investments can have
these same results if their returns are based on a multiple of a specified index,
     security, or other benchmark.

Liquidity Risks
|X|  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
|X|  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
|X| OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities
|X|  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in Derivatives Contracts and Hybrid Instruments
|X|  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
     Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or this SAI such as stock market, credit, liquidity and leverage risks.

Credit Risks
|X|  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
     Fund will lose money.
|X|  Many fixed income securities receive credit ratings from services such as
     Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
|X|  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
     Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.
|X|  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
     Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks
|X|  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
|X|  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
|X|  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
|X|  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
|X|  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
|X|  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
|X|  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
|X|  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Currency Risks
|X|  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks of Foreign Investing
|X|  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
|X|  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the
     United States. Foreign companies may also receive less coverage than United
     States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its
     Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
|X|  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks Related to Company Size
|X|  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
|X|  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.
|X|  Smaller companies may lack depth of management. They may be unable to generate funds necessary for growth or development or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is to obtain a total return on its assets.
The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset backed securities will be classified according to the underlying assets securing such securities.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
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PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the
Adviser believes it is appropriate, regardless of how long those securities have been held. For the fiscal years ended November 30, 2004 and 2003, the portfolio turnover rates were 74% and 150%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                               Dealer Reallowance
                               as a percentage of
Purchase Amount                                        Public Offering Price
Less than $50,000                                      5.00%
$50,000 but less than $100,000                         4.00%
$100,000 but less than $250,000                        3.25%
$250,000 but less than $500,000                        2.25%
$500,000 but less than $1 million                      1.80%
$1 million or greater                                  0.00%

Class C Shares
------------------------------------------------------------------------------------------------------------------------------
                                                  Dealer Reallowance
                                                  as a Percentage of
                              Public Offering Price
All Purchase Amounts                              1.00%

ADVANCE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                           Advance Commission
                                           as a Percentage of
Purchase Amount                            Public Offering Price
First $1 million - $5 million              0.75%
Next $5 million - $20 million              0.50%
Over $20 million                           0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                                        Advance Commission
                                                                        as a Percentage of
Class B Shares                                                          Public Offering Price
All Purchase Amounts                                                    Up to 5.50%
                                                                        Advance Commission
                                                                        as a Percentage of
Class C Shares                                                          Public Offering Price
All Purchase Amounts                                                    1.00%

RULE 12B-1 PLAN (Class B Shares and Class C shares)
------------------------------------------------------------------------------------------------------------------------------
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the
Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service
Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the
Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS

The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class
B Shares and Class C Shares of the Fund and the amount retained by the
Distributor for the last three fiscal years ended November 30, 2004:

                               2004                                 2003                                  2002
                Total Sales                          Total Sales
                Charges          Amount Retained     Charges           Amount Retained     ----------------   ---------------
                                                                                           Total Sales        Amount Retained
                                                                                           Charges
Class A Shares        $121,845             $13,012          $470,816            $195,669                 $0                $0
Class B Shares          41,081                   0           105,382                   0            447,763                 0
Class C Shares           8,877                 316             7,874               2,000             67,796            42,674
------------------------------------------------------------------------------------------------------------------------------

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another
Federated fund.

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after
July 30, 2001, Shares acquired through an exchange may not be exchanged again (a
"Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. A shareholder who needs to effect a Subsequent Exchange to avoid unreasonable hardship during the 15-day period should contact the Fund's Distributor. The Distributor may, in its sole discretion, permit the Subsequent Exchange if the Distributor finds that the Subsequent Exchange will not harm the Fund or its shareholders and that the requesting shareholder has not engaged in what the Distributor considers to be a pattern of excessive trading. The rights of shareholders to redeem their shares are not affected by this provision.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding
Shares of all series entitled to vote.

As of January 4, 2005 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland
Hts., MO, owned approximately 1,385,213 Shares (11.07)%, MLPF&S, Jacksonville,
FL, owned approximately 1,300,027 Shares (10.39)% and Federated Investors Trust
Company, Pittsburgh, PA, owned approximately 865,149 Shares (6.91)%.

As of January 4, 2005 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland
Hts., MO, owned approximately 228,579 Shares (9.19)% and MLPF&S, Jacksonville,
FL, owned approximately 190,048 Shares (7.64)%.

As of January 4, 2005 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately 2,779,019 Shares (66.96)%.

MLPF&S is organized in the state of Delaware and is a subsidiary of Merrill Lynch & Co., Inc.; organized in the state of
Delaware.


Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation
comprised two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January 4, 2005, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Class A, Class B and Class C Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ----------------------
------------------------------

Name
Birth Date                                                                          Aggregate           Total Compensation
Address                          Principal Occupation(s) for Past Five Years,       Compensation        From Corporation and
Positions Held with              Other Directorships Held and Previous              From Fund (past     Federated Fund
Corporation                      Position(s)                                        fiscal year)        Complex
Date Service Began                                                                                      (past calendar year)
                                 Principal Occupations: Chairman and Director or                   $0
John F. Donahue*                 Trustee of the Federated Fund Complex; Chairman                        $0
Birth Date: July 28, 1924        and Director, Federated Investors, Inc.
CHAIRMAN AND DIRECTOR
Began serving: March 1984        Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

                                 Principal Occupations: Principal Executive                        $0
J. Christopher Donahue*          Officer and President of the Federated Fund                            $0
Birth Date: April 11, 1949       Complex; Director or Trustee of some of the
PRESIDENT AND DIRECTOR           Funds in the Federated Fund Complex; President,
Began serving: January 2000      Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

                                 Principal Occupations: Director or Trustee of                $701.64
Lawrence D. Ellis, M.D.*         the Federated Fund Complex; Professor of                               $148,500
Birth Date: October 11, 1932     Medicine, University of Pittsburgh; Medical
3471 Fifth Avenue                Director, University of Pittsburgh Medical
Suite 1111                       Center Downtown; Hematologist, Oncologist and
Pittsburgh, PA                   Internist, University of Pittsburgh Medical
DIRECTOR                         Center.
Began serving: August 1987
                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ----------------------
------------------------------

Name
Birth Date                                                                          Aggregate           Total Compensation
Address                          Principal Occupation(s) for Past Five Years,       Compensation        From Corporation and
Positions Held with              Other Directorships Held and Previous              From Fund( (past    Federated Fund
Corporation                      Position(s)                                        fiscal year)        Complex
Date Service Began                                                                                      (past calendar year)
                                 Principal Occupation: Director or Trustee of                 $771.79                 $163,350
Thomas G. Bigley                 the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail              Other Directorships Held: Director, Member of
Pittsburgh, PA                   Executive Committee, Children's Hospital of
DIRECTOR                         Pittsburgh; Director, University of Pittsburgh.
Began serving: November 1994
                                 Previous Position: Senior Partner, Ernst &
                                 Young LLP.

                                 Principal Occupations: Director or Trustee of                $771.79                 $163,350
John T. Conroy, Jr.              the Federated Fund Complex; Chairman of the
Birth Date: June 23, 1937        Board, Investment Properties Corporation;
Investment Properties            Partner or Trustee in private real estate
Corporation                      ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                        Previous Positions: President, Investment
Naples, FL                       Properties Corporation; Senior Vice President,
DIRECTOR                         John R. Wood and Associates, Inc., Realtors;
Began serving: August 1991       President, Naples Property Management, Inc. and
                                 Northgate Village Development Corporation.

                                 Principal Occupation: Director or Trustee of                 $771.79                 $163,350
Nicholas P. Constantakis         the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive              Other Directorships Held: Director and Member
Pittsburgh, PA                   of the Audit Committee, Michael Baker
DIRECTOR                         Corporation (engineering and energy services
Began serving: January 2000      worldwide).

                                 Previous Position: Partner, Anderson Worldwide
                                 SC.

                                 Principal Occupation: Director or Trustee of                 $701.64                 $148,500
John F. Cunningham               the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                Other Directorships Held: Chairman, President
Palm Beach, FL                   and Chief Executive Officer, Cunningham & Co.,
DIRECTOR                         Inc. (strategic business consulting); Trustee
Began serving: January 2000      Associate, Boston College.

                                 Previous Positions: Director, Redgate
                                 Communications and EMC Corporation (computer
                                 storage systems); Chairman of the Board and
                                 Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer,
                                 Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

                                 Principal Occupation: Director or Trustee of                 $701.64                 $148,500
Peter E. Madden                  the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way               Other Directorships Held: Board of Overseers,
100 Royal Palm Way               Babson College.
Palm Beach, FL
DIRECTOR                         Previous Positions: Representative,
Began serving:  August 1991      Commonwealth of Massachusetts General Court;
                                 President, State Street Bank and Trust Company
                                 and State Street Corporation (retired);
                                 Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust
                                 Corporation; Director, The Boston Stock
                                 Exchange.

                                 Principal Occupations: Director or Trustee of                $771.79                 $163,350
Charles F. Mansfield, Jr.        the Federated Fund Complex; Management
Birth Date: April 10, 1945       Consultant; Executive Vice President, DVC
80 South Road                    Group, Inc. (marketing, communications and
Westhampton Beach, NY            technology) (prior to 9/1/00).
DIRECTOR
Began serving: January 1999      Previous Positions: Chief Executive Officer,
                                 PBTC International Bank; Partner, Arthur Young
                                 & Company (now Ernst & Young LLP); Chief
                                 Financial Officer of Retail Banking Sector,
                                 Chase Manhattan Bank; Senior Vice President,
                                 HSBC Bank USA (formerly, Marine Midland Bank);
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

                                 Principal Occupations: Director or Trustee of                $841.97                 $178,200
John E. Murray, Jr., J.D.,       the Federated Fund Complex; Chancellor and Law
S.J.D.                           Professor, Duquesne University; Partner,
Birth Date: December 20, 1932    Murray, Hogue & Lannis.
Chancellor, Duquesne
University                       Other Directorships Held: Director, Michael
Pittsburgh, PA                   Baker Corp. (engineering, construction,
DIRECTOR                         operations and technical services).
Began serving: February 1995
                                 Previous Positions: President, Duquesne
                                 University; Dean and Professor of Law,
                                 University of Pittsburgh School of Law; Dean
                                 and Professor of Law, Villanova University
                                 School of Law.

                                 Principal Occupations:  Director or Trustee of               $701.64                 $148,500
Marjorie P. Smuts                the Federated Fund Complex; Public
Birth Date: June 21, 1935        Relations/Marketing Consultant/Conference
4905 Bayard Street               Coordinator.
Pittsburgh, PA
DIRECTOR                         Previous Positions: National Spokesperson,
Began serving: March 1984        Aluminum Company of America; television
                                 producer; President, Marj Palmer Assoc.; Owner,
                                 Scandia Bord.

                                 Principal Occupations:  Director or Trustee of               $701.64                 $148,500
John S. Walsh                    the Federated Fund Complex; President and
Birth Date: November 28, 1957    Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive               construction temporary heaters); President and
Valparaiso, IN                   Director, Manufacturers Products, Inc.
DIRECTOR                         (distributor of portable construction heaters);
Began serving: January 1999      President, Portable Heater Parts, a division of
                                 Manufacturers Products, Inc.

                                 Previous Position: Vice President, Walsh &
                                 Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Corporation
------------------------------------------  Principal Occupation(s) and Previous Position(s)
Date Service Began
                                            Principal Occupations: Executive Vice President and Secretary of the Federated
John W. McGonigle                           Fund Complex; Executive Vice President, Secretary and Director, Federated
Birth Date: October 26, 1938                Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: March 1984                   Previous Positions: Trustee, Federated Investment Management Company and
                                            Federated Investment Counseling; Director, Federated Global Investment Management
                                            Corp., Federated Services Company and Federated Securities Corp.

                                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Richard J. Thomas                           Fund Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June 17, 1954
TREASURER                                   Previous Positions: Vice President, Federated Administrative Services; held
Began serving: November 1998                various management positions within Funds Financial Services Division of
                                            Federated Investors, Inc.

                                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Richard B. Fisher                           the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
Birth Date: May 17, 1923                    Federated Securities Corp.
VICE PRESIDENT
Began serving: March 1984                   Previous Positions: President and Director or Trustee of some of the Funds in the
                                            Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                            Director and Chief Executive Officer, Federated Securities Corp.
                                            Principal Occupations: Chief Investment Officer of this Fund and various other
Stephen F. Auth                             Funds in the Federated Fund Complex; Executive Vice President, Federated
Birth Date: September 3, 1956               Investment Counseling, Federated Global Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER                    Equity Management Company of Pennsylvania and Passport Research II, Ltd.
Began serving: January 2003
                                            Previous Positions: Executive Vice President, Federated Investment Management
                                            Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio
                                            Management Services Division; Senior Vice President, Federated Investment
                                            Management Company and Passport Research, Ltd.; Senior Managing Director and
                                            Portfolio Manager, Prudential Investments.

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                            Principal Occupations:  Robert J. Ostrowski has been the Fund's Portfolio Manager
Robert J. Ostrowski                         since (insert date). Mr. Ostrowski joined Federated in 1987 as an Investment
Birth Date: April 26, 1963                  Analyst and became a Portfolio Manager in 1990. He was named Chief Investment
CHIEF INVESTMENT OFFICER                    Officer of taxable fixed income products in 2004 and also serves as a Senior
Began serving: May 2004                     Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S.
                                            in Industrial Administration from Carnegie Mellon University.
                                            ----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                            Uri. D. Landesman is Vice President
of the Corporation. Mr. Landesman joined
Uri D. Landesman                            Federated in February 2003 as a Senior Portfolio Manager and is a Senior Vice
Birth Date: November 23, 1961               President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio
VICE PRESIDENT                              Manager of Arlington Capital Management from July 2001 to February 2003, and as
Began serving: May 2003                     Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A.
                                            Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a
                                            Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College,
                                            Yeshiva University.

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                            Robert M. Kowit is Vice President of the Corporation.  He has been the Fund's
Robert M. Kowit                             Portfolio Manager since December 1995. Mr. Kowit joined Federated in 1995 as a
Birth Date: June 27, 1945                   Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit
VICE PRESIDENT                              served as a Managing Partner of Copernicus Global Asset Management from January
Began serving: November 1999                1995 through October 1995. From 1990 to 1994, he served as Senior Vice
                                            President/Portfolio Manager of International Fixed Income and Foreign Exchange
                                            for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.
-------------------------------------------------------------------------------------------------------------------------------
** Officers do not receive any compensation from the Fund.

COMMITTEES of the board
                                                                                                             Meetings Held
Board          Committee                                                                                     During Last
Committee      Members                     Committee Functions                                               Fiscal Year
Executive                                  In between meetings of the full Board, the Executive Committee    Six
               John F. Donahue             generally may exercise all the powers of the full Board in the
               John E. Murray, Jr.,        management and direction of the business and conduct of the
               J.D., S.J.D.                affairs of the Corporation in such manner as the Executive
                                           Committee shall deem to be in the
                                           best interests of the Corporation.
                                           However, the Executive Committee
                                           cannot elect or remove Board members,
                                           increase or decrease the number of
                                           Directors, elect or remove any
                                           Officer, declare dividends, issue
                                           shares or recommend to shareholders
                                           any action requiring shareholder
                                           approval.

Audit                                      The purposes of the Audit Committee are to oversee the            Seven
               Thomas G. Bigley            accounting and financial reporting process of the Fund, the
               John T. Conroy, Jr.         Fund`s internal control over financial reporting, and the
               Nicholas P. Constantakis    quality, integrity and independent audit of the Fund`s
               Charles F. Mansfield, Jr.   financial statements.  The Committee also oversees or assists the Board with the oversight of
                                           compliance with legal requirements
                                           relating to those matters, approves
                                           the engagement and reviews the
                                           qualifications, independence and
                                           performance of the Fund`s independent
                                           registered public accounting firm,
                                           acts as a liaison between the
                                           independent registered public
                                           accounting firm and the Board and
                                           reviews the Fund`s internal audit
                                           function.

Nominating                                                                                                   One
               Thomas G. Bigley            The Nominating Committee, whose members consist of all
               John T. Conroy, Jr.         Independent Directors, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund `s Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Directors, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund`s agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund's address appearing on the back
                                           cover of this Statement of Additional
                                           Information. The recommendation
                                           should include the name and address
                                           of both the shareholder and the
                                           candidate and detailed information
                                           concerning the candidate's
                                           qualifications and experience. In
                                           identifying and evaluating candidates
                                           for consideration, the Committee
                                           shall consider such factors as it
                                           deems appropriate. Those factors will
                                           ordinarily include: integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Director," the existence
                                           of material relationships which may
                                           create the appearance of a lack of
                                           independence, financial or accounting
                                           knowledge and experience, and
                                           dedication and willingness to devote
                                           the time and attention necessary to
                                           fulfill Board responsibilities.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------
                                                                                     Aggregate
                                                                               Dollar Range of
                                               Dollar Range of                 Shares Owned in
Interested                                        Shares Owned             Federated Family of
Board Member Name                                      in Fund            Investment Companies
John F. Donahue                                  Over $100,000                   Over $100,000
J. Christopher Donahue                           Over $100,000                   Over $100,000
Lawrence D. Ellis, M.D.                                   None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                          None                   Over $100,000
John T. Conroy, Jr.                                       None                   Over $100,000
Nicholas P. Constantakis                       $10,001-$50,000                   Over $100,000
John F. Cunningham                                        None                   Over $100,000
Peter E. Madden                                  Over $100,000                   Over $100,000
Charles F. Mansfield, Jr.                                 None              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                         None                   Over $100,000
Marjorie P. Smuts                                   $1-$10,000                   Over $100,000
John S. Walsh                                       $1-$10,000                   Over $100,000

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the
Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its affiliates as a result of the Adviser's relationship with the
Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them;
and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of the Federated Investors website at
www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The
Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the
Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On November 30, 2004, the Fund owned securities of the following regular broker/dealers: Credit Suisse Group-$3,681,741.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


For the fiscal year ended, November 30, 2004, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $408,846,464 for which the
Fund paid $914,285 in brokerage commissions.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

---------------------------------------        ------------------                   2003            -----------------
For the Year Ended November 30                               2004                                                2002
Advisory Fee Earned                            $3,183,153                     $3,239,289            $1,147,627
Advisory Fee Reduction                         0                              0                     0
Advisory Fee Reimbursement                     316                            944                   2,446
Brokerage Commissions                          1,018,696                      1,617,365             1,736,740
Administrative Fee                             242,556                        243,852               313,932
12b-1 Fee:
  Class B Shares                               300,972                        --                    --
  Class C Shares                               468,194                        --                    --
Shareholder Services Fee:
   Class A Shares                              539,400                        --                    --
   Class B Shares                              100,324                        --                    --
   Class C Shares                              156,065                        --                    --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------------------------------------------------------


How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year, ten-year and Start of
Performance periods ended November 30, 2004.

Yield is given for the 30-day period ended November 30, 2004.

                                                             ---------------------------
                                 1 Year         5 Years
                                                             10 Years
Class A Shares:
Total Return
   Before Taxes                  10.75%         (7.77)%      4.00%
   After Taxes on                10.97%         (8.80)%      2.57%
   Distributions
   After Taxes on                7.22%          (6.78)%      2.82%
   Distributions and Sale of
   Shares

------------------------------------------------------------------------------------------------------------------------------

                                                             ---------------------------
                                 1 Year         5 Years
                                                             10 Years
Class B Shares:
Total Return
   Before Taxes                  10.74%         (7.74)%      3.90%
   After Taxes on                10.74%         (8.89)%      2.44%
   Distributions
   After Taxes on                6.98%          (6.81)%      2.74%
   Distributions and Sale of
   Shares

------------------------------------------------------------------------------------------------------------------------------

                                                             ---------------------------
                                 1 Year         5 Years
                                                             10 Years
Class C Shares:
Total Return
   Before Taxes                  14.10%         (7.58)%      3.69%
   After Taxes on                14.10%         (8.72)%      2.20%
   Distributions
   After Taxes on                9.17%          (6.68)%      2.54%
   Distributions and Sale of
   Shares
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o        information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MSCI Europe, Australasia, and Far East Index (MSCI-EAFE)
The MSCI-EAFE is an unmanaged market capitalization- weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
MSCI-EAFE performance data is calculated in U.S. dollars and in local currency.

MSCI Europe, Australasia, and Far East Growth Index (MSCI-EAFE-GI)
The MSCI-EAFE GI is a standard, unmanaged foreign securities index representing a subset of the MSCI Global Growth Index designed to measure developed market equity performance, excluding the United States and Canada. MSCI-EAFE-GI returns are denominated in U.S. dollars.

Standard & Poor's 500 Index (S&P 500)
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?


Federated and its subsidiaries are dedicated to providing you with world class investment management. From offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

Federated overview

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and asset allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including, high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax-Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global Equity;
Robert J. Ostowski, CFA for Taxable Fixed Income; Mary Jo Ochson, CFA for Tax
Free Fixed Income; and Deborah A. Cunningham, CFA for Money Market funds.


Financial Information


The Financial Statements for the Fund for the fiscal year ended November 30,
2004, are incorporated herein by reference to the Annual Report to Shareholders of Federated International Equity Fund dated November 30, 2004.


Investment Ratings


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

Federated International Equity FUnd

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600 Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian
State Street Bank and Trust

Securities Lending Agent
State Street Bank and Trust

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Reed Smith LLP;
Dickstein Shapiro Morin & Oshinsky LLP

Service Providers
Bloomberg
Investor Responsibility Research Center
Wilshire Associates, Inc.

Security Pricing Services
FT Interactive Data
Reuters

Ratings Agencies
S&P

Performance Reporting/Publications
Fidelity-Strategic Adviser
Lipper
Morgan Stanley Capital International, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financical

Other
ICI


PART C.         OTHER INFORMATION

Item 22.          Exhibits:

                  (a)      (i) Conformed copy of the Articles of Incorporation
                           of the Registrant; (10) (ii) Conformed copy of
                           Amendment Nos. 3-8 to the Articles of Incorporation
                           of
                                            Registrant; (23)
                           (iii)            Conformed copy of Amendment No. 9 to the Articles of Incorporation of the Registrant; (26)
                  (b)      (i)              Copy of the By-Laws of the Registrant; (10)
                           (ii)             Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (21)
(iii)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (27)
(iv)     Copy of Amendment No. 6 to the By-Laws of the Registrant; (28)
                  (c)      Copy of Specimen Certificate for Shares of Common
                           Stock for Class A Shares, Class B Shares, and Class C
                           Shares of International Equity Fund and International
                           Income Fund; (14)
                  (d)      (i) Conformed copy of Investment Advisory Contract of
                           the Registrant; (15) (ii) Conformed copy of
                           Assignment of Investment Advisory Contract; (16)
(iii)                                       Conformed copy of Amendment to
                                            Investment Advisory Contract between
                                            Federated International Series, Inc.
                                            and Federated Global Investment
                                            Management Corp.; (27)
(iv)                                        Conformed copy of Assignment of
                                            Investment Advisory Contract to
                                            Federated Investment Management
                                            Company for Federated International
                                            Bond Fund; (28)
                  (e)                       (i) Conformed copy of Distributor's
                                            Contract of the Registrant, through
                                            and including Exhibit E; (14)
                           (ii)             Conformed copy of Exhibit F to the
                                            Distributor's Contract of the
                                            Registrant; (16)
                           (iii)            The Registrant hereby incorporates
                                            the conformed copy of the specimen
                                            Mutual Funds and Service Agreement;
                                            Mutual Funds Service Agreement; and
                                            Plan Trustee/Mutual Funds Service
                                            Agreement from Item 24(b)(6) of the
                                            Cash Trust Series II Registration
                                            Statement on Form N-1A filed with
                                            the Commission on July 24, 1995.
                                            (File Nos. 33-38550 and 811-6269);
                           (iv)             Conformed copy of Distributor's
                                            Contract on behalf of the Registrant
                                            (Class B Shares); (20)
(v)                                         Conformed copy of Amendment to
                                            Distributor's Contract between the
                                            Registrant and Federated Securities
                                            Corp. (Class B Shares); (26)
(vi)              Conformed copy of Amendment to Distributor's Contract; (28)
                  (f) Not applicable;
                  (g)      (i) Conformed copy of the Custodian Contract of the
                           Registrant (14); (ii) Conformed copy of Fee Schedule
                           for Custodian Contract; (19)
                  (h)                       (i) Conformed copy of Amended and
                                            Restated Agreement for Fund
                                            Accounting Services, Administrative
                                            Services, Transfer Agency Services,
                                            and Custody Services Procurement;
                                            (21)
                           (ii)             Conformed copy of Amendment to
                                            Agreement for Fund Accounting
                                            Services, Administrative Services,
                                            Transfer Agency Services, and
                                            Custody Services Procurement; (26)
                           (iii)            The responses described in Item 23(e)(iii) are hereby incorporated by reference;
                           (iv)     The Registrant hereby incorporates the
                                    conformed copy of Amendment No. 2 to the
                                    Amended & Restated Agreement for Fund
                                    Accounting Services, Administrative
                                    Services, Transfer Agency Services and
                                    Custody Services Procurement from Item 23
                                    (h)(v) of the Federated U.S. Government
                                    Securities: 2-5 Years Registration Statement
                                    on Form N-1A, filed with the Commission on
                                    March 30, 2004. (File Nos. 2-75769 and
                                    811-3387);
                           (v)      The Registrant hereby incorporates the
                                    conformed copy of Amendment No. 3 to the
                                    Amended & Restated Agreement for Fund
                                    Accounting Services, Administrative
                                    Services, Transfer Agency Services and
                                    Custody Services Procurement from Item 23
                                    (h)(v) of the Federated U.S. Government
                                    Securities: 2-5 Years Registration Statement
                                    on Form N-1A, filed with the Commission on
                                    March 30, 2004. (File Nos. 2-75769 and
                                    811-3387);
                           (vi)     Conformed copy of Principal Shareholder
                                    Servicer's Agreement of the Registrant
                                    (Class B Shares); (20)
                           (vii)    Conformed copy of Shareholder Services
                                    Agreement of the Registrant (Class B
                                    Shares); (20)
                           (viii)   The Registrant hereby incorporates the
                                    conformed copy of the Second Amended and
                                    Restated Services Agreement, with attached
                                    Schedule 1 revised 6/30/04, from Item
                                    (h)(vii) of the Cash Trust Series, Inc.
                                    Registration Statement on Form N-1A, filed
                                    with the Commission on July 29, 2004. (File
                                    Nos. 33-29838 and 811-5843)
                           (ix)     The Registrant hereby incorporates the
                                    conformed copy of the Financial
                                    Administration and Accounting Services
                                    Agreement, with attached Exhibit A revised
                                    6/30/04, from Item (h)(viii) of the Cash
                                    Trust Series, Inc. Registration Statement on
                                    Form N-1A, filed with the Commission on July
                                    29, 2004. (File Nos. 33-29838 and 811-5843)
                           (x)      The Registrant hereby incorporates by
                                    reference the conformed copy of the
                                    Agreement for Administrative Services, with
                                    Exhibit 1 and Amendments 1 and 2 attached,
                                    between Federated Administrative Services
                                    and the Registrant from Item 23(h)(iv)of the
                                    Federated Total Return Series, Inc.
                                    Registration Statement on Form N-1A, filed
                                    with the Commission on November 29, 2004.
                                    (File Nos. 33-50773 and 811-7115);
                  (i)                       Conformed copy of the Opinion and   Consent of Counsel as to legality of
                                    shares being registered; (17)
                  (j) Conformed copy of Consent of Independent Auditors; + (k)
                  Not applicable; (l) Copy of Initial Capital Understanding; (2)
                  (m) (i) Conformed copy of Rule 12b-1 Plan of the Registrant; +
                           (ii)             The responses described in Item 23(e)(iii) are hereby incorporated by reference;
(n)                                         The Registrant hereby incorporates
                                            the conformed copy of the Multiple
                                            Class Plan from Item (n) of the
                                            Federated GNMA Trust Registration
                                            Statement on Form N-1A, filed with
                                            the Commission on March 29, 2004.
                                            (File Nos. 2-75670 and 811-3375).
(o)                                         (i) Conformed copy of Power of
                                            Attorney of the Registrant; (25)
                           (ii)             Conformed copy of Power of Attorney
                                            of Chief Investment Officer of the
                                            Registrant; (27)
                  (p)                       The Registrant hereby incorporates
                                            the conformed copy of the Code of
                                            Ethics for Access Persons from Item
                                            23(p) of the Money Market
                                            Obligations Trust Registration
                                            Statement on Form N-1A filed with
                                            the Commission on February 26, 2004.
                                            (File Nos. 33-31602 and 811-5950).

Item 23.          Persons Controlled By or Under Common Control with the Funds:

                  None

                         Item 24. Indemnification: (13)

----------------------------------------------------------------------------------------------------------------------
+        All Exhibits have been filed electronically.

2.       Response is incorporated by reference to Registrant's Pre-Effective
         Amendment No. 1 on Form N-1 filed August 17, 1984 (File Nos. 2-91776 and 811-3984).
10.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos.
         2-91776 and 811-3984).
13.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2-
         91776 and 811-3984).
14.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).
15.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).
16.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).
17.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 28 on Form N-1A filed April 25, 1996 (File Nos. 2-91776 and 811-3984).
19.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 31 on Form N-1A filed November 24, 1997 (File Nos.
         2-91776 and 811-3984).
20.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 32 on Form N-1A filed January 28, 1998 (File Nos. 2-91776 and 811-3984).
21.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 33 on Form N-1A filed November 30, 1998 (File Nos.
         2-91776 and 811-3984).
23.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 36 on Form N-1A filed March 30, 2000 (File Nos. 2-91776 and 811-3984).
25.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 38 on Form N-1A filed January 29, 2001 (File Nos. 2-91776 and 811-3984).
26.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 39 on Form N-1A filed January 28, 2002 (File Nos. 2-91776 and 811-3984).
27.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 40 on Form N-1A filed January 28, 2003 (File Nos. 2-91776 and 811-3984).
28.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 41 on Form N-1A filed November 26, 2003 (File Nos.
         2-91776 and 811-3984).
29.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 42 on Form N-1A filed February 2, 2004(File Nos. 2-91776 and 811-3984).

Item 25.          Business and Other Connections of Investment Adviser, Federated Global Investment Management Corp.:

                  For a description of the other business of the investment
                  adviser, see the section entitled "Who Manages the Fund?" in
                  Part A. The affiliations with the Registrant of one of the
                  Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
                  Manages and Provides Services to the Fund?" The remaining
                  Trustee of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial
                  Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
                  Pittsburgh, PA, 15222-3779.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                                           Keith M. Schappert

Executive Vice President:                                              Stephen F. Auth

Senior Vice Presidents:                                                Philip J. Orlando
                                                                       Frank Semack

Vice Presidents:                                                       G. Andrew Bonnewell
                                                                       Regina Chi
                                                                       Marc Halperin
                                                                       Uri D. Landesman
                                                                       Aash M. Shah
                                                                       Shah Namish
                                                                       Leornardo A. Vila
                                                                       Richard A. Winkowski Jr.

Assistant Vice Presidents:                                             David Dao
                                                                       Anthony Han

Secretary:                                                             G. Andrew Bonnewell

Treasurer:                                                             Thomas R. Donahue

Assistant Treasurer:                                                   Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is 175 Water Street, New York, New York 10038-4965.
                  These individuals are also officers of a majority of the
                  investment advisers to the investment companies in the
                  Federated Fund Complex described in Part B of this
                  Registration Statement.

                  Business and Other Connections of Investment Adviser, Federated Investment Management Company:

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the
                  Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the
                  investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh,
                  PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
                  Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                                  Keith M. Schappert

Vice Chairman:                                                William D. Dawson, III

Senior Vice Presidents:                                       J. Scott Albrecht
                                                                       Joseph M. Balestrino
                                                                       Jonathan C. Conley
                                                                       Deborah A. Cunningham
                                                                       Mark E. Durbiano
                                                                       Donald T. Ellenberger
                                                                       Susan R. Hill
                                                                       Robert M. Kowit
                                                                       Jeffrey A. Kozemchak
                                                                       Susan M. Nason
                                                                       Mary Jo Ochson
                                                                       Robert J. Ostrowski
                                                                       Richard Tito

Vice Presidents:                                              Todd A. Abraham
                                                                       Randall S. Bauer
                                                                       Nancy J.Belz
                                                                       G. Andrew Bonnewell
                                                                       Lee R. Cunningham, II
                                                                       B. Anthony Delserone,Jr.
                  Eamonn G. Folan
                                                                       Richard J. Gallo
                                                                       John T. Gentry
                                                                       Patricia L. Heagy
                                                                       William R. Jamison
                                                                       Nathan H. Kehm
                                                                       John C. Kerber
                                                                       J. Andrew Kirschler
                                                                       Marian R. Marinack
                                                                       Kevin McCloskey
                                                                       Natalie F. Metz
                                                                       Thomas J. Mitchell
                                                                       Joseph M. Natoli
                                                                       Mary Kay Pavuk
                                                                       Jeffrey A. Petro
                                                                       Ihab L. Salib
                                                                       Roberto Sanchez-Dahl, Sr.
                                                                       John Sidawi
                                                                       Michael W. Sirianni, Jr.
                                                                       Christopher Smith
                                                                       Timothy G. Trebilcock
                                                                       Paolo H. Valle
                                                                       Stephen J. Wagner
                                                                       Paige M. Wilhelm
                                                                       George B. Wright

Assistant Vice Presidents:                           Lori Andrews
                                                                       Hanan Callas
                                                                       Jerome Conner
                                                                       James R. Crea, Jr.
                                                                       Karol M. Crummie
                                                                       Richard Cumberledge
                                                                       Kathyrn P. Glass
                                                                       James Grant
                                                                       Chungwai Hsia
                                                                       Tracey L. Lusk
                                                                       Ann Manley
                                                                       Karl Mocharko
                                                                       Gene Neavin
                                                                       Bob Nolte
                                                                       Liam O'Connell
                                                                       Rae Ann Rice
                                                                       Brian Ruffner
                                                                       Kyle D. Stewart
                                                                       Mary Ellen Tesla
                                                                       Nichlas S. Tripodes
                                                                       Mark Weiss

Secretary:                                                             G. Andrew Bonnewell

Treasurer:                                                             Thomas R. Donahue

Assistant Treasurer:                                          Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
                  Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 26.          Principal Underwriters:

     (a)      Federated Securities Corp. the Distributor for shares of the
              Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                           Cash Trust Series, Inc.; Cash Trust Series II;
                           Federated Adjustable Rate Securities Fund; Federated
                           American Leaders Fund, Inc.; Federated Core Trust;
                           Federated Core Trust II, L.P.; Federated Equity
                           Funds; Federated Equity Income Fund, Inc.; Federated
                           Fixed Income Securities, Inc.; Federated GNMA Trust;
                           Federated Government Income Securities, Inc.;
                           Federated High Income Bond Fund, Inc.; Federated High
                           Yield Municipal Income Fund; Federated High Yield
                           Trust; Federated Income Securities Trust; Federated
                           Income Trust; Federated Index Trust; Federated
                           Institutional Trust; Federated Insurance Series;
                           Federated International Series, Inc.; Federated
                           Investment Series Funds, Inc.; Federated Limited
                           Duration Government Fund, Inc.; Federated Managed
                           Allocation Portfolios; Federated Municipal High Yield
                           Advantage Fund, Inc.; Federated Municipal Securities
                           Fund, Inc.; Federated Municipal Securities Income
                           Trust; Federated Premier Intermediate Municipal
                           Income Fund; Federated Premier Municipal Income Fund;
                           Federated Short-Term Municipal Trust; Federated Stock
                           and Bond Fund, Inc.; Federated Stock Trust; Federated
                           Total Return Government Bond Fund; Federated Total
                           Return Series, Inc.; Federated U.S. Government Bond
                           Fund; Federated U.S. Government Securities Fund: 1-3
                           Years; Federated U.S. Government Securities Fund: 2-5
                           Years; Federated World Investment Series, Inc.;
                           Intermediate Municipal Trust; Edward Jones Money
                           Market Fund; Money Market Obligations Trust; Regions
                           Morgan Keegan Select Funds and SouthTrust Funds.

             (b)

              (1)                                    (2)                                     (3)
Positions and Offices                                                           Positions and Offices
  With Distributor                                  Name                            With Registrant
---------------------                      -----------------                    ----------------------

Chairman:                                  Richard B. Fisher                    [Insert Title(s)]

President-Institutional
Sales and Director:                        John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                              James F. Getz

Vice President, Assistant
Secretary and Director:                    Peter J. Germain

Treasurer and Director:                    Denis McAuley III

Senior Vice Presidents:                    Mark W. Bloss
                                           Richard W. Boyd
                                           Laura M. Deger
                                           Peter W. Eisenbrandt
                                           Theodore Fadool, Jr.
                                           Christopher Fives
                                           James S. Hamilton
                                           James M. Heaton
                                           Amy Michaliszyn
                                           Keith Nixon
                                           Solon A. Person, IV
                                           Ronald M. Petnuch
                                           Thomas E. Territ
                                           Robert F. Tousignant
                                           Paul Uhlman

Vice Presidents:                           Irving Anderson
                                           Dan Berry
                                           John B. Bohnet
                                           Edward R. Bozek
                                           Jane E. Broeren-Lambesis
                                           Brian Burke
                                           Craig Burness
                                           David J. Callahan
                                           Mark Carroll
                                           Dan Casey
                                           Scott Charlton
                                           Steven R. Cohen
                                           Mary J. Combs
                                           James Conely
                                           Kevin J. Crenny
                                           G. Michael Cullen
                                           Beth C. Dell
                                           Robert J. Deuberry
                                           Ron Dorman
                                           William C. Doyle
                                           Donald C. Edwards
                                           Lee England
                                           Timothy Franklin
                                           Jamie Getz
                                           Joseph D. Gibbons
                                           G. Tad Gullickson
                                           Scott Gundersen
                                           Dayna C. Haferkamp
                                           Raymond J. Hanley
                                           Vincent L. Harper, Jr.
                                           Bruce E. Hastings
                                           Teresa M. Johnson
                                           Christopher L. Johnston
                                           Stephen Kittel
                                           Michael W. Koenig
                                           Ed Koontz
                                           Theodore J. Kravits, Jr.
                                           Christopher A. Layton
                                           Michael H. Liss
                                           Michael R. Manning
                                           Martin J. McCaffrey
                                           Mary A. McCaffrey
                                           Richard C. Mihm
                                           Chris Milliken
                                           Vincent T. Morrow
                                           Alec H. Neilly
                                           Rebecca Nelson
                                           James E. Ostrowski
                                           Thomas A. Peter III
                                           Robert F. Phillips
                                           Josh Rasmussen
                                           Richard A. Recker
                                           Christopher Renwick
                                           Diane M. Robinson
                                           Brian S. Ronayne
                                           Timothy A. Rosewicz
                                           Thomas S. Schinabeck
                                           Edward J. Segura
                                           Peter Siconolfi
                                           Edward L. Smith
                                           John A. Staley
                                           Colin B. Starks
                                           Jeffrey A. Stewart
                                           Kevin Stutz
                                           William C. Tustin
                                           G. Walter Whalen
                                           Stephen White
                                           Patrick M. Wiethorn
                                           Edward J. Wojnarowski
                                           Michael P. Wolff

Assistant Vice Presidents:                 Lisa A. Toma
                                           Robert W. Bauman
                                           Charles L. Davis, Jr.
                                           Brian F. Palusa
                                           William Rose

Assistant Secretary:                       Thomas R. Donahue
                                           Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001
Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

              (c) Not applicable

Item 27.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated International                                       Reed Smith LLP
Series, Inc. ("Registrant")                                   Investment Management
                                                              Group (IMG)
                                                              Federated Investors Tower
                                                              12th Floor
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA  15222-3779
                                                              (Notices should be sent to the Agent                 for Service
                                                              at above address)

                                                              Federated Investors Funds
                                                              5800 Corporate Drive
                                                              Pittsburgh, PA  15237-7000

State Street Bank and                                         P.O. Box 8600
Trust Company("Custodian,                                     Boston, MA 02266-8600
Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company                                    Federated Investors Tower
("Administrator") 1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

Federated Global Investment
Management Corp.  175 Water Street
("Adviser") New York, NY 10038-4965

Federated Investment Management Company                       Federated Investors Tower
("Adviser")                                                   1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

Item 28.          Management Services:                        Not applicable.

Item 29.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of
                  Directors and the calling of special shareholder meetings by shareholders.

                                                      SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INTERNATIONAL SERIES,
INC., certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on this 28th day of
January, 2005.

                                         FEDERATED INTERNATIONAL SERIES, INC.

                           BY: /s/ Andrew Cross
                           Andrew Cross, Assistant Secretary
                           January 28, 2005
      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                           TITLE                              DATE

By: /s/ Andrew Cross                                 Attorney in Fact               January 28, 2005
Andrew Cross                                         for the Persons
ASSISTANT SECRETARY                                  Listed Below

      NAME                                                TITLE

John F. Donahue*                                     Chairman and Director

J.                                                   Christopher Donahue*
                                                     President and Director
                                                     (Principal Executive
                                                     Officer)

Richard J. Thomas*                                   Treasurer
                                                     (Principal Financial Officer)

Robert J. Ostrowski*                                 Chief Investment Officer

Stephen F. Auth*                                     Chief Investment Officer

Thomas G. Bigley*                                    Director

John T. Conroy, Jr.*                                 Director

Nicholas P. Constantakis*                            Director

John F. Cunningham*                                  Director

Lawrence D. Ellis, M.D.*                             Director

Peter E. Madden*                                     Director

Charles F. Mansfield, Jr.*                           Director

John E. Murray, Jr., J.D., S.J.D.*                   Director

Marjorie P. Smuts*                                   Director

John S. Walsh*                                       Director

* By Power of Attorney